Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000225987
Shareholder Report [Line Items]
Fund Name	Sprucegrove International Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	SPRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).
Additional Information Phone Number	1-844-SPRUCEG (777-8234)
Additional Information Website	https://sprucegrove.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Institutional Class Shares	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Sprucegrove International Equity Fund, Institutional Class Shares - $1031061	MSCI EAFE Index (Net) (USD) - $1120325	MSCI EAFE Value Index (Net) (USD) - $1212698
Mar/21	$1000000	$1000000	$1000000
Dec/21	$998692	$1066797	$1021712
Dec/22	$879759	$912626	$964669
Dec/23	$1037728	$1079070	$1147478
Dec/24	$1031061	$1120325	$1212698

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Sprucegrove International Equity Fund, Institutional Class Shares	-0.64%	0.81%
MSCI EAFE Index (Net) (USD)	3.82%	3.05%
MSCI EAFE Value Index (Net) (USD)	5.68%	5.23%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

International equity markets provided a modest return of 3.82% (MSCI EAFE Index) in 2024 as a strong U.S. dollar significantly eroded returns following the election. The index returned 11.28% in local currencies. A U.S. economy growing faster on average than most countries, combined with the continued strength in its equity market, is fueling consistent U.S. dollar strength at the expense of other currencies. While China’s GDP growth continued to outpace most other countries, and even though its government took additional steps to increase economic activity further, market optimism quickly faded following the stimulus announcement in September. This weighed on Asia-Pacific markets and several global economic sectors, further narrowing opportunities for outperformance.

For the one-year period ended December 31, 2024, the Fund's Institutional Class Shares returned -0.64% compared to 3.82% for the index (MSCI EAFE). An underweight and stock selection in Financials accounted for the vast majority of the fund’s underperformance for the year. The type of financials that drove the sector performance were predominantly low ROE, low price-to-book, and highly leveraged businesses, the majority of which do not meet Sprucegrove’s quality requirements. Positive stock selection in the Energy and Health Care sectors partially offset this.

From a country perspective, stock selection in Japan detracted the most. The Japanese index's strong performance was driven by financials and industrials, which were perceived to benefit from the stock exchange reforms meant to favor investors. The industrial names have poorer quality and are not included in the Fund. We have a diverse group of Japanese holdings and continue to find opportunities in this market.

After avoiding an economic downturn from a sharp tightening cycle, we face a complex macroeconomic context again. The election results in the U.S. are shaping up to cause increased uncertainty and a clouded outlook. The focus on tariffs could reshape trade relations around the world and alter the inflation outlook.

AssetsNet	$ 99,370,400
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 399,089
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$99,370,400	66	$399,089	24%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.8%
China	2.1%
Netherlands	2.2%
Ireland	2.5%
India	3.0%
Canada	3.4%
Singapore	6.3%
Hong Kong	6.4%
France	7.8%
Switzerland	8.0%
Germany	10.3%
United Kingdom	15.9%
Japan	16.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
United Overseas Bank Ltd	3.2%
Roche Holding AG	3.2%
AIA Group Ltd	2.8%
Sandoz Group AG	2.7%
Smith & Nephew PLC	2.6%
Ryanair Holdings PLC ADR	2.5%
HSBC Holdings PLC	2.4%
Novartis AG	2.2%
Nihon Kohden Corp	2.2%
Kering SA	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-SPRUCEG (777-8234)
Updated Prospectus Web Address	https://sprucegrove.com/mutual-fund-documents/
C000234397
Shareholder Report [Line Items]
Fund Name	Sprucegrove International Equity Fund
Class Name	Investor Class Shares
Trading Symbol	SPRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).
Additional Information Phone Number	1-844-SPRUCEG (777-8234)
Additional Information Website	https://sprucegrove.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Investor Class Shares	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Sprucegrove International Equity Fund, Investor Class Shares - $1108584	MSCI EAFE Index (Net) (USD) - $1184517	MSCI EAFE Value Index (Net) (USD) - $1216081
May/22	$1000000	$1000000	$1000000
Dec/22	$948672	$964918	$967360
Dec/23	$1117385	$1140899	$1150680
Dec/24	$1108584	$1184517	$1216081

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Sprucegrove International Equity Fund, Investor Class Shares	-0.79%	4.06%
MSCI EAFE Index (Net) (USD)	3.82%	6.76%
MSCI EAFE Value Index (Net) (USD)	5.68%	7.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

International equity markets provided a modest return of 3.82% (MSCI EAFE Index) in 2024 as a strong U.S. dollar significantly eroded returns following the election. The index returned 11.28% in local currencies. A U.S. economy growing faster on average than most countries, combined with the continued strength in its equity market, is fueling consistent U.S. dollar strength at the expense of other currencies. While China’s GDP growth continued to outpace most other countries, and even though its government took additional steps to increase economic activity further, market optimism quickly faded following the stimulus announcement in September. This weighed on Asia-Pacific markets and several global economic sectors, further narrowing opportunities for outperformance.

For the one-year period ended December 31, 2024, the Fund's Investor Class Shares returned -0.79% compared to 3.82% for the index (MSCI EAFE). An underweight and stock selection in Financials accounted for the vast majority of the fund’s underperformance for the year. The type of financials that drove the sector performance were predominantly low ROE, low price-to-book, and highly leveraged businesses, the majority of which do not meet Sprucegrove’s quality requirements. Positive stock selection in the Energy and Health Care sectors partially offset this.

From a country perspective, stock selection in Japan detracted the most. The Japanese index's strong performance was driven by financials and industrials, which were perceived to benefit from the stock exchange reforms meant to favor investors. The industrial names have poorer quality and are not included in the Fund. We have a diverse group of Japanese holdings and continue to find opportunities in this market.

After avoiding an economic downturn from a sharp tightening cycle, we face a complex macroeconomic context again. The election results in the U.S. are shaping up to cause increased uncertainty and a clouded outlook. The focus on tariffs could reshape trade relations around the world and alter the inflation outlook.

AssetsNet	$ 99,370,400
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 399,089
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$99,370,400	66	$399,089	24%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.8%
China	2.1%
Netherlands	2.2%
Ireland	2.5%
India	3.0%
Canada	3.4%
Singapore	6.3%
Hong Kong	6.4%
France	7.8%
Switzerland	8.0%
Germany	10.3%
United Kingdom	15.9%
Japan	16.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
United Overseas Bank Ltd	3.2%
Roche Holding AG	3.2%
AIA Group Ltd	2.8%
Sandoz Group AG	2.7%
Smith & Nephew PLC	2.6%
Ryanair Holdings PLC ADR	2.5%
HSBC Holdings PLC	2.4%
Novartis AG	2.2%
Nihon Kohden Corp	2.2%
Kering SA	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-SPRUCEG (777-8234)
Updated Prospectus Web Address	https://sprucegrove.com/mutual-fund-documents/
C000234396
Shareholder Report [Line Items]
Fund Name	Sprucegrove International Equity Fund
Class Name	Advisor Class Shares
Trading Symbol	SPRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Advisor Class Shares of the Sprucegrove International Equity Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://sprucegrove.com/mutual-fund-documents/. You can also request this information by contacting us at 1-844-SPRUCEG (777-8234).
Additional Information Phone Number	1-844-SPRUCEG (777-8234)
Additional Information Website	https://sprucegrove.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sprucegrove International Equity Fund, Advisor Class Shares	$99	1.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Sprucegrove International Equity Fund, Advisor Class Shares - $1101298	MSCI EAFE Index (Net) (USD) - $1184517	MSCI EAFE Value Index (Net) (USD) - $1216081
May/22	$1000000	$1000000	$1000000
Dec/22	$947305	$964918	$967360
Dec/23	$1112741	$1140899	$1150680
Dec/24	$1101298	$1184517	$1216081

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
Sprucegrove International Equity Fund, Advisor Class Shares	-1.03%	3.80%
MSCI EAFE Index (Net) (USD)	3.82%	6.76%
MSCI EAFE Value Index (Net) (USD)	5.68%	7.85%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Description [Text Block]

How did the Fund perform in the last year?

International equity markets provided a modest return of 3.82% (MSCI EAFE Index) in 2024 as a strong U.S. dollar significantly eroded returns following the election. The index returned 11.28% in local currencies. A U.S. economy growing faster on average than most countries, combined with the continued strength in its equity market, is fueling consistent U.S. dollar strength at the expense of other currencies. While China’s GDP growth continued to outpace most other countries, and even though its government took additional steps to increase economic activity further, market optimism quickly faded following the stimulus announcement in September. This weighed on Asia-Pacific markets and several global economic sectors, further narrowing opportunities for outperformance.

For the one-year period ended December 31, 2024, the Fund's Advisor Class Shares returned -1.03% compared to 3.82% for the index (MSCI EAFE). An underweight and stock selection in Financials accounted for the vast majority of the fund’s underperformance for the year. The type of financials that drove the sector performance were predominantly low ROE, low price-to-book, and highly leveraged businesses, the majority of which do not meet Sprucegrove’s quality requirements. Positive stock selection in the Energy and Health Care sectors partially offset this.

From a country perspective, stock selection in Japan detracted the most. The Japanese index's strong performance was driven by financials and industrials, which were perceived to benefit from the stock exchange reforms meant to favor investors. The industrial names have poorer quality and are not included in the Fund. We have a diverse group of Japanese holdings and continue to find opportunities in this market.

After avoiding an economic downturn from a sharp tightening cycle, we face a complex macroeconomic context again. The election results in the U.S. are shaping up to cause increased uncertainty and a clouded outlook. The focus on tariffs could reshape trade relations around the world and alter the inflation outlook.

AssetsNet	$ 99,370,400
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 399,089
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$99,370,400	66	$399,089	24%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.8%
China	2.1%
Netherlands	2.2%
Ireland	2.5%
India	3.0%
Canada	3.4%
Singapore	6.3%
Hong Kong	6.4%
France	7.8%
Switzerland	8.0%
Germany	10.3%
United Kingdom	15.9%
Japan	16.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
United Overseas Bank Ltd	3.2%
Roche Holding AG	3.2%
AIA Group Ltd	2.8%
Sandoz Group AG	2.7%
Smith & Nephew PLC	2.6%
Ryanair Holdings PLC ADR	2.5%
HSBC Holdings PLC	2.4%
Novartis AG	2.2%
Nihon Kohden Corp	2.2%
Kering SA	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-844-SPRUCEG (777-8234)
Updated Prospectus Web Address	https://sprucegrove.com/mutual-fund-documents/